UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4007

Smith Barney Trust II

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31
Date of reporting period: January 31, 2006

ITEM 1.           SCHEDULE OF INVESTMENTS

SMITH BARNEY TRUST II

SMITH BARNEY CAPITAL PRESERVATION FUND

FORM N-Q
JANUARY 31, 2006

SMITH BARNEY CAPITAL PRESERVATION FUND

Schedule of Investments (unaudited)	January 31, 2006

FACE
AMOUNT	SECURITY	VALUE

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 82.8%
U.S. Government Obligations — 82.8%
	U.S. Treasury STRIPS:
$ 287,829,000	0.000% due 5/15/07 (a)	$271,647,542
1,358	0.000% due 8/15/07	1,267

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost — $273,517,845)	271,648,809

SHARES

COMMON STOCKS — 11.9%
CONSUMER DISCRETIONARY — 1.5%
Hotels, Restaurants & Leisure — 0.2%
5,073	Fairmont Hotels & Resorts Inc.	224,176
7,526	McDonald's Corp.	263,485

	Total Hotels, Restaurants & Leisure	487,661

Internet & Catalog Retail — 0.5%
22,990	Amazon.com Inc. *	1,030,412
5,350	eBay Inc. *	230,585
7,773	IAC/InterActiveCorp. *	225,572

	Total Internet & Catalog Retail	1,486,569

Media — 0.6%
7,324	Comcast Corp., Special Class A Shares *	203,021
3,425	Dow Jones & Co. Inc.	130,184
3,561	Gannett Co. Inc.	220,070
44,312	Time Warner Inc.	776,790
30,751	Walt Disney Co.	778,308

	Total Media	2,108,373

Specialty Retail — 0.2%
6,105	Bed Bath & Beyond Inc. *	228,388
12,597	Home Depot Inc.	510,808

	Total Specialty Retail	739,196

	TOTAL CONSUMER DISCRETIONARY	4,821,799

CONSUMER STAPLES — 1.2%
Beverages — 0.3%
12,455	Coca-Cola Co.	515,388
6,130	PepsiCo Inc.	350,513

	Total Beverages	865,901

Food & Staples Retailing — 0.2%
7,289	Costco Wholesale Corp.	363,648
4,100	Wal-Mart Stores Inc.	189,051
5,230	Walgreen Co.	226,355

	Total Food & Staples Retailing	779,054

Food Products — 0.4%
4,587	General Mills Inc.	222,974
5,930	Hershey Co.	303,616
6,699	Kraft Foods Inc., Class A Shares	197,219
7,040	Wm. Wrigley Jr. Co.	450,278

	Total Food Products	1,174,087

Household Products — 0.3%
5,294	Kimberly-Clark Corp.	302,393
12,300	Procter & Gamble Co.	728,529

	Total Household Products	1,030,922

	TOTAL CONSUMER STAPLES	3,849,964

See Notes to Schedule of Investments.

SMITH BARNEY CAPITAL PRESERVATION FUND

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE

ENERGY — 1.2%
Energy Equipment & Services — 0.1%
3,105	Schlumberger Ltd.	$395,732

Oil, Gas & Consumable Fuels — 1.1%
4,859	BP PLC, Sponsored ADR	351,354
9,155	Chevron Corp.	543,624
8,195	ConocoPhillips	530,217
34,178	EnCana Corp.	1,704,115
6,221	Exxon Mobil Corp.	390,368

	Total Oil, Gas & Consumable Fuels	3,519,678

	TOTAL ENERGY	3,915,410

FINANCIALS — 2.0%
Capital Markets — 0.6%
16,700	Merrill Lynch & Co. Inc.	1,253,669
10,766	Morgan Stanley	661,571

	Total Capital Markets	1,915,240

Commercial Banks — 0.2%
6,192	Bank of America Corp.	273,872
3,897	Wells Fargo & Co.	243,017

	Total Commercial Banks	516,889

Insurance — 0.9%
8,389	American International Group Inc.	549,144
17	Berkshire Hathaway Inc., Class A Shares *	1,521,330
2,465	Chubb Corp.	232,573
9,023	Old Republic International Corp.	193,543
11,742	St. Paul Travelers Cos. Inc.	532,852

	Total Insurance	3,029,442

Real Estate — 0.3%
15,000	Forest City Enterprises Inc., Class A Shares	568,050
8,253	St. Joe Co.	523,653

	Total Real Estate	1,091,703

	TOTAL FINANCIALS	6,553,274

HEALTH CARE — 1.7%
Biotechnology — 0.9%
11,482	Amgen Inc. *	836,923
12,907	Biogen Idec Inc. *	577,588
19,546	Genentech Inc. *	1,679,392

	Total Biotechnology	3,093,903

Pharmaceuticals — 0.8%
14,132	Eli Lilly & Co.	800,154
8,454	Johnson & Johnson	486,443
5,529	Merck & Co. Inc.	190,750
37,642	Pfizer Inc.	966,647
5,432	Wyeth	251,230

	Total Pharmaceuticals	2,695,224

	TOTAL HEALTH CARE	5,789,127

INDUSTRIALS — 1.3%
Aerospace & Defense — 0.1%
5,534	United Technologies Corp.	323,019

Air Freight & Logistics — 0.2%
7,580	United Parcel Service Inc., Class B Shares	567,818

Commercial Services & Supplies — 0.2%
14,257	Waste Management Inc.	450,236

See Notes to Schedule of Investments.

SMITH BARNEY CAPITAL PRESERVATION FUND

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE

Electrical Equipment — 0.0%†
2,221	American Power Conversion Corp.	$52,638

Industrial Conglomerates — 0.5%
8,145	3M Co.	592,549
28,489	General Electric Co.	933,015
8,906	Tyco International Ltd.	232,001

	Total Industrial Conglomerates	1,757,565

Road & Rail — 0.3%
4,086	Burlington Northern Santa Fe Corp.	327,370
4,685	Canadian Pacific Railway Ltd.	226,005
9,209	Florida East Coast Industries Inc.	449,215

	Total Road & Rail	1,002,590

	TOTAL INDUSTRIALS	4,153,866

INFORMATION TECHNOLOGY — 2.1%
Communications Equipment — 0.6%
22,659	Cisco Systems Inc. *	420,778
9,000	Corning Inc. *	219,150
21,578	Juniper Networks Inc. *	391,209
34,340	Motorola Inc.	779,861
5,950	QUALCOMM Inc.	285,362

	Total Communications Equipment	2,096,360

Computers & Peripherals — 0.2%
7,091	Dell Inc. *	207,837
11,000	EMC Corp. *	147,400
1,502	Hewlett-Packard Co.	46,833
4,001	International Business Machines Corp.	325,281

	Total Computers & Peripherals	727,351

Internet Software & Services — 0.2%
6,157	Akamai Technologies Inc. *	134,407
12,650	Yahoo! Inc. *	434,401

	Total Internet Software & Services	568,808

IT Services — 0.1%
5,048	Automatic Data Processing Inc.	221,809

Semiconductors & Semiconductor Equipment — 0.5%
25,751	Intel Corp.	547,724
33,046	Texas Instruments Inc.	965,935

	Total Semiconductors & Semiconductor Equipment	1,513,659

Software — 0.5%
9,073	Electronic Arts Inc. *	495,204
28,916	Microsoft Corp.	813,986
9,377	Red Hat Inc. *	271,464
4,887	Symantec Corp. *	89,823

	Total Software	1,670,477

	TOTAL INFORMATION TECHNOLOGY	6,798,464

MATERIALS — 0.4%
Chemicals — 0.2%
9,212	E.I. du Pont de Nemours & Co.	360,650
4,700	PPG Industries Inc.	279,650

	Total Chemicals	640,300

Metals & Mining — 0.1%
8,363	Alcoa Inc.	263,434

See Notes to Schedule of Investments.

SMITH BARNEY CAPITAL PRESERVATION FUND

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE

Metals & Mining — 0.1% (continued)
4,000	Newmont Mining Corp.	$247,200

	Total Metals & Mining	510,634

Paper & Forest Products — 0.1%
4,081	Weyerhaeuser Co.	284,691

	TOTAL MATERIALS	1,435,625

TELECOMMUNICATION SERVICES — 0.2%
Diversified Telecommunication Services — 0.2%
10,000	AT&T Inc.	259,500
9,846	Verizon Communications Inc.	311,724

	TOTAL TELECOMMUNICATION SERVICES	571,224

UTILITIES — 0.3%
Electric Utilities — 0.2%
17,365	Cinergy Corp.	754,509

Multi-Utilities — 0.1%
7,075	Ameren Corp.	359,127

	TOTAL UTILITIES	1,113,636

	TOTAL COMMON STOCKS
	(Cost — $34,306,879)	39,002,389

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $307,824,724)	310,651,198

FACE
AMOUNT

SHORT-TERM INVESTMENTS — 5.8%
Repurchase Agreement — 5.6%
$ 18,317,000	State Street Bank & Trust Co., dated 1/31/06, 3.970% due 2/1/06; Proceeds at
	maturity - $18,319,020; (Fully collateralized by U.S. Treasury Bond,
	6.000% due 2/15/26; Market value - $18,688,665) (Cost — $18,317,000)	18,317,000

U.S. Government Obligation — 0.2%
700,000	U.S. Treasury Bills, due 3/16/06 (Cost — $696,818) (a)(b)	696,553

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $19,013,818)	19,013,553

	TOTAL INVESTMENTS — 100.5% (Cost — $326,838,542#)	329,664,751
	Liabilities in Excess of Other Assets — (0.5)%	(1,720,015)

	TOTAL NET ASSETS — 100.0%	$327,944,736

*	Non-income producing security.
†	Amount represents less than 0.01% of total net assets.
(a)	All or a portion of this security is segregated for open futures contracts.
(b)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule: ADR - American Depositary Receipt STRIPS - Separate Trading of Registered Interest and Principal Securities

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Capital Preservation Fund (the “Fund”) is a separate diversified investment fund of Smith Barney Trust II (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and ask prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically as a substitution for buying or selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,890,471
Gross unrealized depreciation	(3,064,262)

Net unrealized appreciation	$2,826,209

At January 31, 2006, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain

Contracts to Buy:
S & P 500 Index	10	3/06	$3,204,192	$3,209,000	$4,808

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Trust II

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	March 31, 2006

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date:	March 31, 2006